ORGANIZATION AND BASIS OF PRESENTATION (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Consolidated Affiliated Entities without recourse to the Company USD ($)	Dec. 31, 2014 Consolidated Affiliated Entities without recourse to the Company CNY	Dec. 31, 2013 Consolidated Affiliated Entities without recourse to the Company CNY
ORGANIZATION AND BASIS OF PRESENTATION
Restricted cash	$ 99,537	617,586	2,679	$ 916	5,686	2,679